Other expense - Narrative (Details) - CAD ($) $ in Millions			3 Months Ended			6 Months Ended
	May 03, 2023	Mar. 01, 2022	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Gains on disposal of non-current assets or disposal groups classified as held for sale and discontinued operations				$ 53
Net equity losses from investments in associates and joint ventures			$ 377		$ 42	$ 377	$ 42
Equity gain (loss) from investments in associates and joint ventures					42		42
Gains on investments			79		$ 16	79	$ 53
Real Estate Optimization Strategy
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from sale of operations				$ 54
Subsidiaries
Disclosure of detailed information about property, plant and equipment [line items]
Gains on investments			$ 14			$ 14
Createch
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from sale of operations		$ 54
Gains on investments		39
Tax expense (income) relating to gain (loss) on sale of investment		$ 2
Production Studios
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from sale of operations	$ 211
Proportion of ownership interests sold	63.00%
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation	$ 79